10. Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details
Income attributable to equity holders of the parent, continuing operations	$ 3,022,754	$ 1,330,869	$ 1,210,139
Income attributable to equity holders of the parent, discontinued operations	485,041	437,974	131,859
Income attributable to equity holders of the parent	$ 3,507,795	$ 1,768,843	$ 1,341,998
Weighted average number of ordinary shares	1,505,695,134	1,505,695,134	1,505,695,134